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International Fund
Prospectus  --  Investor A, B and C Shares

                                                                  July 19, 2000

International Fund

Nations Marsico International Opportunities Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-------------------
   NOT FDIC
   INSURED
-------------------
 May Lose Value
-------------------
No Bank Guarantee
-------------------

[Nations Funds Logo]

An overview of the Fund
--------------------------------------------------------------------------------

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             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


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               You'll find Terms used in this prospectus on page 32.

             Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds International Funds, Nations Marsico International Opportunities Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 About the Fund
 Nations Marsico International Opportunities Fund invests primarily in equity securities of foreign companies. These companies are selected for their long-term growth potential. The Fund is sub-advised by Marsico Capital Management, Inc. (Marsico Capital) and employs Marsico Capital's hallmark investment process, blending top-down economic analysis with bottom-up stock selection.

 Foreign securities have the potential to provide you with higher returns than many other kinds of investments, but they involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest. There's always a risk that you'll lose money or you may not earn as much as you expect.

 Is this Fund right for you?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 Nations Marsico International Opportunities Fund focuses on long-term growth. It may be suitable for you if:

    o you have longer-term investment goals

    o it's part of a balanced portfolio

    o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time


 It may not be suitable for you if:

    o you're not prepared to accept or are unable to bear the risks associated with foreign securities

    o you have short-term investment goals

    o you're looking for a regular stream of income


 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

 For more information
 If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

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             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.


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               You'll find more about BAAI and the sub-adviser starting on page
               9.


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About the Fund



Equity Fund
Nations Marsico International Opportunities Fund              4
Sub-adviser: Marsico Capital Management, LLC
---------------------------------------------------------------
Other important information                                   8
---------------------------------------------------------------
How the Fund is managed                                       9


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    About your investment

Information for investors
  Choosing a share class                                     11
  Buying, selling and exchanging shares                      20
  How selling and servicing agents are paid                  28
  Distributions and taxes                                    30
---------------------------------------------------------------
Terms used in this prospectus                                32
---------------------------------------------------------------
Where to find more information                       back cover

About the International Fund
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             About the sub-adviser

             The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

             Marsico Capital is the Master Portfolio's sub-adviser. James Gendelman is the portfolio manager and makes the day-to-day investment decisions for the Master Portfolio.


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               You'll find more about
               Marsico Capital and James Gendelman on page 9.



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             What is an international fund?

             International equity funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the United States.

 Nations Marsico International Opportunities Fund

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        Investment objective

        This Fund seeks long-term growth of capital.


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        Principal investment strategies

        The Fund invests all of its assets in Nations Marsico International Opportunities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in common stocks of foreign companies. While the Master Portfolio may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Master Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Master Portfolio may invest in common stocks of companies operating in emerging markets.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

    o products, markets or technologies in flux that can result in extraordinary growth

    o strong brand franchises that can take advantage of a changing global environment

    o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

    o movement with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

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               You'll find more about other risks of investing in this Fund starting on page 8 and in the SAI.

        Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.


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        Risks and other things to consider

        Nations Marsico International Opportunities Fund has the following risks:

        o Investment strategy risk - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

        o Stock market risk - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        o Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

        o Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

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        A look at the Fund's performance

        Because the Fund will commence operations on August 1, 2000 and will not have been in operation for a full calendar year, no performance information is included in the prospectus.

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             There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

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        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder fees                                      Investor A    Investor B    Investor C
        (Fees paid directly from your investment)               Shares        Shares        Shares
        Maximum sales charge (load)
        imposed on purchases, as a %
        of offering price                                       5.75%         none          none
        Maximum deferred sales charge,
        as a % of net asset value                               none(1)       5.00%(2)      1.00%(3)
        Redemption fee, as a %
        of the amount sold                                      none          none          none
        Annual Fund operating expenses(4)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                         0.80%         0.80%         0.80%
        Distribution (12b-1) and shareholder
        servicing fees                                          0.25%         1.00%         1.00%
        Other expenses(5)                                       0.61%         0.61%         0.61%
                                                                ----          ----          ----
        Total annual Fund operating expenses                    1.66%         2.41%         2.41%
                                                                ====          ====          ====

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 13 for details.

      (2)This charge decreases over time. Please see page 14 for details.

      (3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 16 for details.

      (4)These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

      (5)Other expenses are based on estimates for the current fiscal year.

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             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

            o you invest $10,000 in Investor A, Investor B or Investor C Shares
              of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

            o you reinvest all dividends and distributions in the Fund

            o your investment has a 5% return each year

            o the Fund's operating expenses remain the same as shown in the table above


        Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 year     3 years
  Investor A Shares           $734       $1,069
  Investor B Shares           $744       $1,051
  Investor C Shares           $344       $  751

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:


                             1 year     3 years
  Investor B Shares           $244       $751
  Investor C Shares           $244       $751

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         Other important information


 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

        o Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o Holding other kinds of investments - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

        o Foreign investment risk - A Fund that invests in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

        o Smaller company risk - Smaller companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

        o Investing defensively - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico International Opportunities Fund is expected to be no more than 150%.

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         How the Fund is managed

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             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the International Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

 The following chart shows the maximum advisory fee BAAI can receive:


 Annual investment advisory fee, as a % of average daily net assets

                                                      Maximum
                                                      advisory
                                                        fee
  Nations Marsico International Opportunities Fund(1)   0.80%

(1)The Fund doesn't have its own investment adviser because it invests in Nations Marsico International Opportunities Master Portfolio. BAAI is the investment adviser to the Master Portfolio.

 Investment sub-adviser
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.

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             Marsico Capital
             Management, LLC

             1200 17th Street
             Suite 1300
             Denver, Colorado 80202

 Marsico Capital Management, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser and, as of April 30, 2000, had $15 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

 On June 28, 2000, Bank of America announced its intention to purchase the remaining 50% equity interest in Marsico Capital. Subject to Board approval, the existing investment sub-advisory arrangement with Marsico Capital will continue on the same terms following this transaction.

 Marsico Capital is the investment sub-adviser to Nations Marsico International Opportunities Master Portfolio.

 James G. Gendelman is the portfolio manager of Nations Marsico International Opportunities Fund. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelors degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was an accountant for Ernst & Young from 1983 to 1985.

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             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201


 Other service providers
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer. Stephens may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

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             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


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             We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.


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               For more information about how to choose a share class, contact your investment professional or call us at 1.800.321.7854.

[GRAPHIC]
               Before you invest, please note that over time, distribution (12b-1) and shareholder servicing fees will increase the cost of your investment, and may cost you more than any sales charges you may pay. For more information, see How selling and servicing agents are paid.


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         Choosing a share class


 Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares for the Fund offered by this prospectus.

 Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.


                        Investor A             Investor B             Investor C
                          Shares                 Shares                 Shares
  Maximum amount         no limit                $250,000               no limit
  you can buy

  Maximum front-end          5.75%               none                   none
  sales charge

  Maximum deferred       none(1)                 5.00%(2)               1.00%(3)
  sales charge

  Redemption fee         none                    none                   none

  Maximum annual         0.25% distribution      0.75% distribution     0.75% distribution
  distribution             (12b-1)/service       (12b-1) fee            (12b-1) fee
  and shareholder        fee                     0.25% service fee      0.25% service fee
  servicing fees

  Conversion feature     none                    yes                    none

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 13 for details.

(2)This charge decreases over time. Please see page 14 for details.

(3)This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 16 for details.

 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.

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             The offering price per share is the net asset value per share plus any sales charge that applies.

             The net asset value per share is the price of a share calculated by the Fund every business day.


 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Fund, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.

[GRAPHIC]
        About Investor A Shares

        There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

        Front-end sales charge
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

            o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge

            o you're reinvesting distributions

        The sales charge you'll pay depends on the amount you're investing -- generally the larger the investment, the smaller the percentage sales charge.

                       Nations Marsico International Opportunities Fund
                                                                         Amount retained
                              Sales charge          Sales charge        by selling agents
                              as a % of the        as a % of the        as a % of the
                             offering price       net asset value       offering price
Amount you bought               per share            per share          per share
$0-$49,999                       5.75%                6.10%                5.00%
$50,000-$99,999                  4.50%                4.71%                3.75%
$100,000-$249,999                3.50%                3.63%                2.75%
$250,000-$499,999                2.50%                2.56%                2.00%
$500,000-$999,999                2.00%                2.04%                1.75%
$1,000,000 or more               0.00%                0.00%                1.00%(1)

      (1)1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.

        Contingent deferred sales charge
        If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

          o If you bought your shares before August 1, 1999, and you sell them:

            o during the first year you own them, you'll pay a CDSC of 1.00%
            o during the second year you own them, you'll pay a CDSC of 0.50%

          o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

        The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.

        You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

[GRAPHIC]
        About Investor B Shares

        You can buy up to $250,000 of Investor B Shares at a time. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.

        Contingent deferred sales charge
        You'll pay a CDSC when you sell your Investor B Shares, unless:

          o you bought the shares on or after January 1, 1996 and before August 1, 1997

          o you received the shares from reinvested distributions

          o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19

        The CDSC you pay depends on the Fund you bought, when you bought your shares, how much you bought in some cases, and how long you held them.



Nations Marsico International Opportunities Fund

If you sell your shares
during the following year:                                  You'll pay a CDSC of:
----------------------------------  ---------------------------------------------------------------------
                                                                                                Shares
                                                                                                  you
                                                                                                bought      Shares
                                       Shares                                                 on or after    you
                                     you bought           Shares you bought between            1/1/1996     bought
                                        after              8/1/1997 and 11/15/1998            and before    before
                                     11/15/1998           in the following amounts:            8/1/1997    1/1/1996
                                    ------------ ------------------------------------------- ------------ ---------
                                                 $    0-       $250,000-      $500,000-
                                                 $249,999      $499,999       $999,999
  the first year you own them       5.0%             5.0%         3.0%           2.0%            none        5.0%
  the second year you own them      4.0%             4.0%         2.0%           1.0%            none        4.0%
  the third year you own them       3.0%             3.0%         1.0%           none            none        3.0%
  the fourth year you own them      3.0%             3.0%         none           none            none        2.0%
  the fifth year you own them       2.0%             2.0%         none           none            none        2.0%
  the sixth year you own them       1.0%             1.0%         none           none            none        1.0%
  after six years of owning them    none             none         none           none            none        none

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

        About the conversion feature
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:


Nations Marsico International Opportunities Fund

                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for
  after November 15, 1998                      eight years
  between August 1, 1997
  and November 15, 1998
  $0-$249,000                                  nine years
  $250,000-$499,999                             six years
  $500,000-$999,999                            five years
 before August 1, 1997                         nine years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

          o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

          o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

          o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

          o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Funds Money Market Fund.

          o Conversions are free from federal tax.

[GRAPHIC]
        About Investor C Shares

        There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

        Contingent deferred sales charge
        You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

        o you received the shares from reinvested distributions

        o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 19

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[GRAPHIC]
             Please contact your investment professional for more information about reductions and waivers of sales charges.

             You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

             We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

        When you might not have to pay a sales charge

        Front-end sales charges
        (Investor A Shares)


        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

        o Combine purchases you've already made
          Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

        o Combine purchases you plan to make
          By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

          o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

          o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

          o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

          o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

          o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

        o Combine purchases with family members
          You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.


        The following investors can buy Investor A Shares without paying a front-end sales charge:

          o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

          o banks, trust companies and thrift institutions, acting as fiduciaries

          o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days of the date of distribution

          o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

          o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

          o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

          o employees or partners of any service provider to the Fund

          o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

          o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value

        The following plans can buy Investor A Shares without paying a front-end sales charge:

        o pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

        o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
          Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

          o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

          o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

          o be an employer-sponsored plan with at least 100 eligible participants, or

          o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent

        You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

        In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.

        Contingent deferred sales charges
        (Investor A, Investor B and Investor C Shares)

        You won't pay a CDSC on the following transactions:

        o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

        o the following retirement plan distributions:

          o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

          o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

          o a tax-free return of an excess contribution to an IRA

          o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

        o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

        o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

        o withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000

        We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

        You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC]
         Buying, selling and exchanging shares


[GRAPHIC]
             When you sell shares of a mutual, fund, the fund is effectively "buying" them back from you. This is called a redemption.


 You can invest in the Fund through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                          Ways to
                       buy, sell or               How much you can buy,
                         exchange                   sell or exchange                              Other things to know
                  -------------------- ---------------------------------------- ------------------------------------------------
Buying shares       In a lump sum       minimum initial investment:             There is no limit to the amount you can invest in
                                        o $1,000 for regular accounts           Investor A and C Shares. You can invest up to
                                        o $500 for traditional and Roth IRA     $250,000 in Investor B Shares at a time.
                                        accounts
                                        o $250 for certain fee-based accounts
                                        o no minimum for certain retirement
                                        plan accounts like 401(k) plans and
                                        SEP accounts, but other restrictions
                                        apply
                                        minimum additional investment:
                                        o $100 for all accounts

                     Using our          minimum initial investment:             You can buy shares monthly, twice a month or
                    Systematic          o $100                                  quarterly, using automatic transfers from your
                    Investment Plan     minimum additional investment:          bank account.
                                        o $50
                  -------------------- ---------------------------------------- ------------------------------------------------
Selling shares      In a lump sum       o you can sell up to $50,000 of your    We'll deduct any CDSC from the amount you're
                                        shares by telephone, otherwise there    selling and send you or your selling agent the
                                        are no limits to the amount you can     balance, usually within three business days of
                                        sell                                    receiving your order.
                                        o other restrictions may apply to       If you paid for your shares with a check that
                                        withdrawals from retirement plan        wasn't certified, we'll hold the sale proceeds
                                        accounts                                when you sell those shares for at least 15 days
                                                                                after the trade date of the purchase, or until the
                                                                                check has cleared.

                     Using our          o minimum $25 per withdrawal            Your account balance must be at least $10,000
                    Automatic                                                   to set up the plan. You can make withdrawals
                    Withdrawal Plan                                             monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account. No CDSC is deducted if you
                                                                                withdraw 12% or less of the value of your
                                                                                shares in a class.
                  -------------------- ---------------------------------------- ------------------------------------------------
Exchanging shares   In a lump sum       o minimum $1,000 per exchange           You can exchange your Investor A Shares for
                                                                                Investor A Shares of any other Nations Fund,
                                                                                except Index Funds. You won't pay a front-end
                                                                                sales charge, CDSC or redemption fee on the
                                                                                shares you're exchanging.
                                                                                You can exchange your Investor B Shares for:
                                                                                o Investor B Shares of any other Nations Fund,
                                                                                  except Nations Funds Money Market Funds
                                                                                o Investor B Shares of Nations Reserves Money
                                                                                  Market Funds
                                                                                You won't pay a CDSC on the shares you're
                                                                                exchanging.
                                                                                You can exchange your Investor C Shares for:
                                                                                o Investor C Shares of any other Nations Fund,
                                                                                  except Nations Funds Money Market Funds
                                                                                o Investor C Shares of Nations Reserves Money
                                                                                  Market Funds
                                                                                If you received Investor C Shares of a Fund from
                                                                                an exchange of Investor A Shares of a Managed
                                                                                Index Fund, you can also exchange these shares
                                                                                for Investor A Shares of an Index Fund.
                                                                                You won't pay a CDSC on the shares you're
                                                                                 exchanging.

                     Using our           o minimum $25 per exchange             This feature is not available for Investor B
                    Automatic                                                   Shares. You must already have an investment in
                    Exchange Feature                                            the Funds you want to exchange. You can make
                                                                                exchanges monthly or quarterly.
                  --------------------  ---------------------------------------- ------------------------------------------------

[GRAPHIC]
             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in the Fund
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occuring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotation to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Master Portfolio could change on days when Fund shares may not be bought or sold.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


 Here's how telephone orders work:

      o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

      o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

      o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

      o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]
             The offering price per share is the net asset value per share plus any sales charge that applies.

             The net asset value per share is the price of a share calculated by the Fund every business day.


[GRAPHIC]
        Buying shares


        Here are some general rules for buying shares:

          o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

          o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares you buy are recorded on the books of the Fund. We don't issue certificates unless you ask for them in writing, and we don't issue certificates for fractions of shares.

     Minimum initial investment
     The minimum initial amount you can buy is usually $1,000.

     If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o $500 for traditional and Roth individual retirement accounts (IRAs)


          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o $100 using our Systematic Investment Plan

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
            IRAs), salary reduction IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

     Minimum additional investment
     You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

[GRAPHIC]
               For more information about telephone orders, see page 22.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

    o You can buy shares twice a month, monthly or quarterly.

    o You can choose to have us transfer your money on or about the 15th or the last day of the month.

    o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.


[GRAPHIC]
        Selling shares


        Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell your shares:

          o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o under certain other circumstances allowed under the 1940 Act

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.

 Here's how the plan works:

          o Your account balance must be at least $10,000 to set up the plan.

          o If you set up the plan after you've opened your account, your signature must be guaranteed.

          o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

          o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

          o We'll send you a check or deposit the money directly to your bank account.

          o You can cancel the plan by giving your selling agent or us 30 days notice in writing.

 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.


[GRAPHIC]
             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC]
        Exchanging shares

        You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

          o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.


     Exchanging Investor A Shares
     You can exchange Investor A Shares of a Fund for Investor A Shares of any other Nations Fund, except Index Funds.


     Here are some rules for exchanging Investor A Shares:

        o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

        o You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

          A CDSC may apply to the shares you receive from the exchange, and to any Investor B Shares you receive from an exchange of these shares. The CDSC will be based on the period from when you bought your original Investor B Shares until you sell the shares you received from the exchange.

     Exchanging Investor B Shares
     You can exchange Investor B Shares of a Fund for:

          o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor B Shares of Nations Reserves Money Market Funds

     You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

        If you received Investor C Shares of a Nations Funds Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.


     Exchanging Investor C Shares
     You can exchange Investor C Shares of a Fund for:

          o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor C Shares of Nations Reserves Money Market Funds

        If you received Investor C Shares of a Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.

        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

        If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


 Here's how automatic exchanges work:

      o Send your request to PFPC in writing or call 1.800.321.7854.

      o You must already have an investment in the Funds you want to exchange.

      o You can choose to have us transfer your money on or about the 15th or the last day of the month.

      o The rules for making exchanges apply to automatic exchanges.

[GRAPHIC]
             The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

             The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

             Your selling agent may charge other fees for services provided to your account.


[GRAPHIC]
         How selling and servicing agents are paid

 Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class you invest in. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 Commissions
 Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

    o up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

    o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

    o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

 If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

 Distribution (12b-1) and shareholder servicing fees
 Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

 The amount of the fee depends on the class of shares you own:


                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares                 0.25% combined distribution (12b-1) and shareholder servicing fee
 Investor B Shares                 0.75% distribution (12b-1) fee , 0.25% shareholder servicing fee
 Investor C Shares                 0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

 The Fund pays these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

 Other compensation
 Selling and servicing agents may also receive:

    o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

    o additional amounts on all sales of shares:

      o up to 1.00% of the offering price per share of Investor A Shares

      o up to 1.00% of the net asset value per share of Investor B Shares

      o up to 1.00% of the net asset value per share of Investor C Shares

    o non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

 This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.

 BAAI and Stephens also may pay amounts from their own assets to selling or servicing agents for related services they provide.

[GRAPHIC]
             The power of compounding

             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[GRAPHIC]
         Distributions and taxes

  About distributions
  A mutual fund can make money two ways:

      o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

      o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares and pays distributions of net investment income quarterly.

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7854.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

[GRAPHIC]
             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


[GRAPHIC]
               For more information about taxes, please see the SAI.


 How taxes affect your investment
 Distributions that come from a Fund's net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss generally are taxable to you as ordinary income.

 Distributions that come from a Fund's net capital gain (generally the excess of net long-term capital gain over net short-term capital loss), generally are taxable to you as net capital gain. Corporate shareholders won't be able to deduct any distributions from a Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

    o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

    o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

    o the IRS informs us that you're otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]
             This glossary includes explanations of the important terms that may be used in this Prospectus.


[GRAPHIC]
         Terms used in this prospectus

 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Cash equivalents - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 Commercial paper - a money market instrument issued by a large company.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 Corporate obligation - a money market instrument issued by a corporation or commercial bank.

 Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign company or government.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 Settlement date - the date on which an order is settled either by payment or delivery of securities.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
         Where to find more information

 You'll find more information about the International Fund in the following documents:

        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.


[GRAPHIC]
        Statement of Additional Information

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.321.7854

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com

        Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645                              [Nations Funds Logo]

INTROPIX -- 7/00

[GRAPHIC]
International Fund
Prospectus   --   Primary A Shares
                                                                  July 19, 2000

International Fund

Nations Marsico International Opportunities Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------
    NOT FDIC
    INSURED
--------------------
May Lose Value
--------------------
No Bank Guarantee
--------------------

[Nations Funds Logo]

An overview of the Fund
--------------------------------------------------------------------------------

[GRAPHIC]
             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds Family (Nations Funds). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC]
               You'll find Terms used in this prospectus on page 15.

             Your investment in this Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.


             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds International Funds, Nations Marsico International Opportunities Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 About the Fund
 Nations Marsico International Opportunities Fund invests primarily in equity securities of foreign companies. These companies are selected for their long-term growth potential. The Fund is sub-advised by Marsico Capital Management, Inc. (Marsico Capital) and employs Marsico Capital's hallmark investment process, blending top-down economic analysis with bottom-up stock selection.

 Foreign securities have the potential to provide you with higher returns than many other kinds of investments, but they involve special risks not associated with investing in the U.S. stock market, which you need to be aware of before you invest. There's always a risk that you'll lose money or you may not earn as much as you expect.

 Is this Fund right for you?
 When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 Nations Marsico International Opportunities Fund focuses on long-term growth. It may be suitable for you if:

    o you have longer-term investment goals

    o it's part of a balanced portfolio

    o you want to try to protect your portfolio against a loss of buying power that inflation can cause over time


 It may not be suitable for you if:

    o you're not prepared to accept or are unable to bear the risks associated with foreign securities

    o you have short-term investment goals

    o you're looking for a regular stream of income


 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 4.

 For more information
 If you have any questions about the Fund, please call us at 1.800.765.2668 or contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC]
             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.


[GRAPHIC]
               You'll find more about BAAI and the sub-adviser starting on page
               8.


[GRAPHIC]
About the Fund



Equity Fund
Nations Marsico International Opportunities Fund              4
Sub-adviser: Marsico Capital Management, LLC
---------------------------------------------------------------
Other important information                                   7
---------------------------------------------------------------
How the Fund is managed                                       8


[GRAPHIC]
    About your investment

Information for investors
  Buying, selling and exchanging shares                      10
  Distributions and taxes                                    13
---------------------------------------------------------------
Terms used in this prospectus                                15
---------------------------------------------------------------
Where to find more information                       back cover

About the International Fund
--------------------------------------------------------------------------------


[GRAPHIC]
             About the sub-adviser

             The Fund does not have its own investment adviser or sub-adviser because it's a "feeder" fund. A feeder fund typically invests all of its assets in another fund, which is called a "master portfolio." Master Portfolio and Fund are sometimes used interchangeably.

             Marsico Capital is the Master Portfolio's sub-adviser. James Gendelman is the portfolio manager and makes the day-to-day investment decisions for the Master Portfolio.


[GRAPHIC]
             You'll find more about Marsico Capital and James Gendelman on page
             8.



[GRAPHIC]
             What is an international fund?

             International equity funds invest in a diversified portfolio of companies located in markets throughout the world. These companies can offer investment opportunities that are not available in the United States.

 Nations Marsico International Opportunities Fund


[GRAPHIC]
        Investment objective

        This Fund seeks long-term growth of capital.


[GRAPHIC]
        Principal investment strategies

        The Fund invests all of its assets in Nations Marsico International Opportunities Master Portfolio (the Master Portfolio). The Master Portfolio has the same investment objective as the Fund.

 The Master Portfolio normally invests at least 65% of its assets in common stocks of foreign companies. While the Master Portfolio may invest in companies of any size, it focuses on large companies. These companies are selected for their long-term growth potential. The Master Portfolio normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The Master Portfolio may invest in common stocks of companies operating in emerging markets.

 The Master Portfolio also may invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Marsico Capital looks for companies with earnings growth potential that may not be recognized by other investors, focusing on companies that have some of the following characteristics:

    o products, markets or technologies in flux that can result in extraordinary growth

    o strong brand franchises that can take advantage of a changing global environment

    o global reach that allows the company to generate sales and earnings both in the United States and abroad. This can give the company added growth potential and also means the company may be less affected by changes in local markets

    o movement with, not against, the major social, economic and cultural shifts taking place in the world

 Once an investment opportunity is identified, Marsico Capital uses a disciplined analytical process to assess its potential as an investment. This process includes a "top-down" analysis that takes into account economic factors like interest rates, inflation, the regulatory environment, the industry and global competition.

 The process also includes a "bottom-up" analysis of a company's financial situation, as well as individual company characteristics like commitment to research, market franchise and quality of management.

 Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

[GRAPHIC]
               You'll find more about other risks of investing in this Fund starting on page 7 and in the SAI.


[GRAPHIC]
        Risks and other things to consider

        Nations Marsico International Opportunities Fund has the following risks:

        o Investment strategy risk - There is a risk that the value of the Master Portfolio's investments will not rise as high as Marsico Capital expects, or will fall.

        o Stock market risk - The value of any stocks the Master Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

        o Foreign investment risk - Because the Master Portfolio invests primarily in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, the implementation of the Euro, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Withholding taxes also may apply to some foreign investments. If the Master Portfolio invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

        o Investing in the Master Portfolio - Other mutual funds and eligible investors can buy shares in the Master Portfolio. All investors in the Master Portfolio invest under the same terms and conditions as the Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Fund could withdraw its entire investment from the Master Portfolio if it believes it's in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Fund might also have to pay brokerage, tax or other charges.

[GRAPHIC]
             There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.


[GRAPHIC]
        A look at the Fund's performance

        Because the Fund will commence operations on August 1, 2000 and will not have been in operation for a full calendar year, no performance information is included in this prospectus.


[GRAPHIC]
        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder fees                                         Primary A
        (Fees paid directly from your investment)                 Shares
        Maximum sales charge (load) imposed on purchases          none
        Maximum deferred sales charge (load)                      none
        Annual Fund operating expenses(1)
        (Expenses that are deducted from the Fund's assets)
        Management fees                                           0.80%
        Other expenses(2)                                         0.61%
                                                                  ----
        Total annual Fund operating expenses                      1.41%
                                                                  ====

     (1) These fees and expenses and the example below include the Fund's portion of the fees and expenses deducted from the assets of the Master Portfolio.

     (2) Other expenses are based on estimates for the current fiscal year.



        Example
        This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.


        This example assumes:

            o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

            o you reinvest all dividends and distributions in the Fund

            o your investment has a 5% return each year

            o the Fund's operating expenses remain the same as shown in the table above


        Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                            1 year     3 years
  Primary A Shares           $144       $446

[GRAPHIC]
         Other important information

 You'll find specific information about the Fund's principal investments, strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

        o Changing investment objective and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

        o Holding other kinds of investments - The Master Portfolio may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

        o Foreign investment risk - A Fund that invests in foreign securities may be affected by changes in currency exchange rates and the costs of converting currencies; the implementation of the Euro; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulty selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S.

        o Smaller company risk - Smaller companies can experience tighter markets and can have more limited managerial and financial resources than larger companies. Consequently, the performance of smaller companies can be more volatile and they may be more likely to experience business failure, which tends to cause greater price swings in the stocks of these companies that are held by the Master Portfolio. In general, the smaller a company, the more these risks increase.

        o Investing defensively - The Master Portfolio may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively.

        o Portfolio turnover - A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Marsico International Opportunities Fund is expected to be no more than 150%.

[GRAPHIC]
             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255


[GRAPHIC]
             Marsico Capital
             Management, LLC

             1200 17th Street
             Suite 1300
             Denver, Colorado 80202



[GRAPHIC]
         How the Fund is managed


 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds family, including the International Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 The Fund pays BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

 The following chart shows the maximum advisory fee BAAI can receive:

 Annual investment advisory fee, as a % of average daily net assets

                                                       Maximum
                                                       advisory
                                                        fee
  Nations Marsico International Opportunities Fund1     0.80%

(1) The Fund doesn't have its own investment adviser because it invests in Nations Marsico International Opportunities Master Portfolio. BAAI is the investment adviser to the Master Portfolio.


 Investment sub-adviser
 Nations Funds and BAAI have engaged an investment a sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Boards of Trustees of Nations Funds.

 Marsico Capital Management, LLC
 Marsico Capital is a full service investment advisory firm founded by Thomas F. Marsico in September 1997. It is a registered investment adviser and, as of April 30, 2000, had $15 billion in assets under management.

 Marsico Management Holdings, LLC, a wholly-owned subsidiary of Bank of America Corporation, indirectly owns 50% of the equity of Marsico Capital.

 On June 28, 2000, Bank of America announced its intention to purchase the remaining 50% equity interest in Marsico Capital. Subject to Board approval, the existing investment sub-advisory arrangement with Marsico Capital will continue on the same terms following this transaction.

 Marsico Capital is the investment sub-adviser to Nations Marsico International Opportunities Master Portfolio.

 James G. Gendelman is the portfolio manager of Nations Marsico International Opportunities Fund. Prior to joining Marsico Capital in May 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelors degree in Accounting from Michigan State University and an MBA in Finance from the University of Chicago. Mr. Gendelman was an accountant for Ernst & Young from 1983 to 1985.

[GRAPHIC]
             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201


[GRAPHIC]
             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809


 Other service providers
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.

 BAAI may pay amounts out of its own assets to Stephens or to selling or servicing agents of the Fund for services they provide.

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------


[GRAPHIC]
             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.


[GRAPHIC]
             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


[GRAPHIC]
         Buying, selling and exchanging shares


 This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

    o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

      o Bank of America and certain of its affiliates

      o certain other financial institutions and intermediaries, including financial planners and investment advisers

      o institutional investors

      o charitable foundations

      o endowments

      o other Funds in the Nations Funds family

    o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount.

    o There is no minimum amount for additional investments.

    o There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions or you need help placing an order.

 How shares are priced
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in the Fund
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, or the value of a security has been materially affected by events occurring after a foreign exchange closes, we'll base the price of a security on its fair value. When a Fund uses fair value to price securities it may value those securities higher or lower than another fund that uses market quotations to price the same securities. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets may be open on days when U.S. markets are closed. The value of foreign securities owned by the Master Portfolio could change on days when Fund shares may not be bought or sold.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


[GRAPHIC]
        Buying shares

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


[GRAPHIC]
        Selling shares

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

[GRAPHIC]
             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.


          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay investors in securities or other property when they sell shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act



[GRAPHIC]
        Exchanging shares

        Investors can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.


        Here's how exchanges work:

          o Investors can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

[GRAPHIC]
             The power of compounding

             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.


[GRAPHIC]
         Distributions and taxes

     About distributions A mutual fund can make money two ways:

      o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

      o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares and pays distributions of net investment income quarterly.

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive distributions from the settlement date (daily dividend Funds) or the trade date (all other Funds) of the purchase up to and including the day before the shares are sold.

 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.765.2668.

 We generally pay cash distributions within five business days after the end of the quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

[GRAPHIC]
             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


[GRAPHIC]
               For more information about taxes, please see the SAI.


 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

 How taxes affect your investment
 Distributions that come from net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

    o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

    o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

    o the IRS informs us that you are otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions "in kind") and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]
             This glossary includes explanations of the important terms that may be used in this Prospectus.


[GRAPHIC]
         Terms used in this prospectus


 Bank obligation - a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Cash equivalents - short-term, interest-bearing instruments, including obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, bank obligations, asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investor Services, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

 Commercial paper - a money market instrument issued by a large company.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Convertible debt - a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

 Convertible security - a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

 Corporate obligation - a money market instrument issued by a corporation or commercial bank.

 Depositary receipts - evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

 Dividend yield - rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign company or government.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 Futures contract - a contract to buy or sell an asset or an index of securities at a specified price on a specified future date. The price is set through a futures exchange.

 Liquidity - a measurement of how easily a security can be bought or sold at a price that is close to its market value.

 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 Over-the-counter market - a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

 Preferred stock - a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors.

 Price-to-earnings ratio (P/E ratio) - the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

 Quantitative analysis - an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

 Right - a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

 Senior security - a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

 Settlement date - the date on which an order is settled either by payment or delivery of securities.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

 U.S. Treasury obligation - a debt security issued by the U.S. Treasury.

 Warrant - a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
         Where to find more information

 You'll find more information about the International Fund in the following documents:


        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.


[GRAPHIC]
        Statement of Additional Information

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations
        Funds:

        By telephone: 1.800.765.2668

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com


        Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645                              [Nations Funds Logo]

INTROPPA -- 7/00

[GRAPHIC]



State Municipal Bond Fund

Prospectus   --   Investor A, B and C Shares

                                                                  July 14, 2000

State Municipal Bond Fund
Nations Kansas Municipal Income Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               ------------------
                                    NOT FDIC
                                    INSURED
                               ------------------
                                 May Lose Value
                               ------------------
                               No Bank Guarantee
                               ------------------

                                                             [NATIONS FUND LOGO]

An overview of the Fund
--------------------------------------------------------------------------------

[GRAPHIC]

             Terms used in this prospectus


             In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.


[GRAPHIC]

               You'll find Terms used
               in this prospectus on
               page 32.

             Your investment in the Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.


             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds -- Nations Kansas Municipal Income Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.


 About the Fund
 Nations Kansas Municipal Income Fund invests most of its assets in securities issued by the state of Kansas and is generally intended for investment by residents of that state.


 The Fund focuses on the potential to earn income that is free from federal and state income tax by investing primarily in municipal securities.


 Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of municipal securities. There's always a risk that you'll lose money or you may not earn as much as you expect.


 Because Nations Kansas Municipal Income Fund invests primarily in securities issued by the state of Kansas, the Fund is considered to be non-diversified. This means the value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.


 Is this Fund right for you?
 Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.


 Nations Kansas Municipal Income Fund may be suitable for you if:

  o you're looking for income

  o you want to reduce taxes on your investment

  o you have longer-term investment goals


 It may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with fixed income securities


 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 5.

 For more information
 If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.


 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC]

             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.


[GRAPHIC]

               You'll find more about
               BAAI and the sub-adviser
               starting on page 10.




[GRAPHIC]     About the Fund
State Municipal Bond Fund
Nations Kansas Municipal Income Fund                               5
Sub-adviser: Banc of America Capital Management, Inc.
---------------------------------------------------------------------
Other important information                                        9
---------------------------------------------------------------------
How the Fund is managed                                           10

[GRAPHIC]   About your investment
Information for investors
  Choosing a share class                                          12
  Buying, selling and exchanging shares                           20
  How selling and servicing agents are paid                       28
  Distributions and taxes                                         30
---------------------------------------------------------------------
Terms used in this prospectus                                     32
---------------------------------------------------------------------
Where to find more information                            back cover

About the State Municipal Bond Fund
--------------------------------------------------------------------------------


[GRAPHIC]

             About the sub-adviser


             Banc of America Capital Management, Inc. (BACAP) is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.


[GRAPHIC]

               You'll find more about
               BACAP on page 10.

[GRAPHIC]

             This Fund at a glance


     o Who should consider investing: Residents of Kansas


     o Duration: 3 to 8 years


     o Income potential: Moderate


     o Risk potential: Moderate

[GRAPHIC]

             Duration

             Duration is a measure used to estimate how much the Fund's portfolio will fluctuate in response to a change in interest rates.

 Nations Kansas Municipal Income Fund


[GRAPHIC]    Investment objective

        The Fund seeks high current income exempt from federal and Kansas state income taxes consistent with moderate fluctuation of principal.



[GRAPHIC]    Principal investment strategies

        The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and Kansas state income tax.

 The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and eight years.

     When selecting individual investments, the team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

    The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk


 The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, or for other reasons.

[GRAPHIC]

               You'll find more about
               other risks of investing
               in this Fund starting on
               page 8 and in the SAI.



[GRAPHIC]      Risks and other things to consider

        Nations Kansas Municipal Income Fund has the following risks:

     o Investment strategy risk - The Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

     o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

     o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations.

     o Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

     o Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

     o Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Kansas state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.

     o State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on its agricultural resources. Adverse conditions affecting the resources and the state's agricultural industry could have a significant impact on Kansas municipal securities.


[GRAPHIC]     A look at the Fund's performance

        Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC]

             There are two kinds of fees -- shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.


             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[GRAPHIC]    What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                       Investor A     Investor B     Investor C
(Fees paid directly from your investment)                Shares         Shares         Shares
        Maximum sales charge (load) imposed
        on purchases, as a % of offering price          3.25%          none           none
        Maximum deferred sales charge (load)
        as a % of net asset value                       none(1)        3.00 %(2)      1.00 %(3)
        Redemption fee, as a % of the amount sold       none           none           none
        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                 0.50 %         0.50 %        0.50 %
        Distribution (12b-1) and shareholder
        servicing fees                                  0.25 %         1.00 %        1.00 %
        Other expenses(4)                               0.39 %         0.39 %        0.39 %
                                                      ------         --------       -------
        Total annual Fund operating expenses            1.14 %         1.89 %        1.89 %
        Fee waivers and/or reimbursements              (0.29)%        (0.29)%       (0.29)%
                                                      ------         --------       -------
        Total net expenses(5)                           0.85 %         1.60 %       1.60  %
                                                      ======         ========       =======

        (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Please see page 13 for details.

        (2) This charge decreases over time. Please see page 14 for details.

        (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 15 for details.

        (4) Other expenses are based on estimated amounts for the current fiscal year.

        (5) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2001. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]

             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


        This example assumes:

      o you invest $10,000 in Investor A, Investor B or Investor C Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

      o you reinvest all dividends and distributions in the Fund

      o your investment has a 5% return each year

      o the Fund's operating expenses remain the same as shown in the table above

      o the waivers and/or reimbursements shown above expire July 31, 2001 and are not reflected in the 3, 5 and 10 year examples


        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year     3 years
  Investor A Shares           $409       $648
  Investor B Shares           $463       $766
  Investor C Shares           $263       $566

        If you bought Investor B or Investor C Shares, you would pay the following expenses if you didn't sell your shares:

                             1 year     3 years
  Investor B Shares           $163       $566
  Investor C Shares           $163       $566

[GRAPHIC]       Other important information


 You'll find specific information about the Fund's principal investments, strategies and risks in the descriptions starting on page 5. The following are some other risks and information you should consider before you invest:

      o Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      o Changing to a feeder fund - The Fund may become a feeder fund if the Board of Trustees decides this would be in the best interests of shareholders. Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

      o Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The team can also choose not to invest in specific securities described in this prospectus and in the SAI.

      o Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

      o Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Kansas Municipal Income Fund is expected to be no more than 50%.

[GRAPHIC]       How the Fund is managed


[GRAPHIC]

             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pay BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2001. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.


     The following chart shows the maximum advisory fees BAAI can receive:

     Annual investment advisory fee, as a % of average daily net assets

                                         Maximum
                                         advisory
                                           fee
  Nations Kansas Municipal Income Fund     0.50%

     Investment sub-adviser
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Board of Trustees of Nations Funds.


[GRAPHIC]
             Banc of America Capital Management, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Banc of America Capital Management, Inc.
 BACAP, the successor to TradeStreet Investment Associates, Inc., is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.


 Currently managing more than $120 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 50 mutual funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.


 BACAP is the investment sub-adviser to Nations Kansas Municipal Income Fund. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

 Other service providers
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.


 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.



[GRAPHIC]
             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

[GRAPHIC]
             We've used the term, investment professional, to refer to the person who has assisted you with buying Nations Funds. Selling agent or servicing agent (sometimes referred to as a selling agent) means the company that employs your investment professional. Selling and servicing agents include banks, brokerage firms, mutual fund dealers and other financial institutions, including affiliates of Bank of America.


[GRAPHIC]
               For more information
               about how to choose a
               share class, contact your
               investment professional or
               call us at 1.800.321.7854.

[GRAPHIC]
               Before you invest,
               please note that over
               time, distribution (12b-1)
               and shareholder servicing
               fees will increase the cost
               of your investment, and may
               cost you more than any sales
               charges you may pay. For
               more information, see
               How selling and servicing
               agents are paid.


[GRAPHIC]      Choosing a share class

 Before you can invest in the Fund, you'll need to choose a share class. There are three classes of shares for the Fund offered by this prospectus.

 Each class has its own sales charges and fees. The table below compares the charges and fees and other features of the share classes.


                               Investor A             Investor B            Investor C
                                 Shares                 Shares                Shares
  Maximum amount               no limit               $250,000               no limit
  you can buy
  Maximum front-end             3.25%                   none                   none
  sales charge
  Maximum deferred              none(1)              3.00%(2)                1.00%(3)
  sales charge
  Redemption fee                 none                 none                   none
  Maximum annual                0.25%                0.75 %                  0.75%
  distribution               distribution        distribution           distribution
  and shareholder        (12b-1)/service fee     (12b-1) fee and        (12b-1) fee and
  servicing fees                                 0.25% service fee      0.25% service fee
  Conversion feature             none                  yes                    none

  (1) A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them. Different charges may apply to purchases made prior to August 1, 1999. Please see page 13 for details.

  (2) This charge decreases over time. Different charges apply to Investor B Shares bought before January 1, 1996 and after July 31, 1997. Please see page 14 for details.

  (3) This charge applies to investors who buy Investor C Shares and sell them within one year of buying them. Please see page 15 for details.


 The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge.


 The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.


 Investor A Shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Funds, unless you qualify for a waiver or reduction of the sales charge. However, Investor A Shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Investor B and Investor C Shares. This means that Investor A Shares can be expected to pay relatively higher dividends per share.

 Investor B Shares have limits on how much you can invest. When you buy Investor B or Investor C Shares, the full amount is invested in the Fund. However, you may pay a CDSC when you sell your shares. Over time, Investor B and Investor C Shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Investor A Shares. Although the full amount of your purchase is invested in the Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Investor B and Investor C Shares. You should also consider the conversion feature for Investor B Shares, which is described in About Investor B Shares.



[GRAPHIC]
             The offering price per share is the net asset value per share plus any sales charge that applies.


             The net asset value per share is the price of a share calculated by a Fund every business day.


[GRAPHIC]    About Investor A Shares

        There is no limit to the amount you can invest in Investor A Shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares.

        Front-end sales charge
        You'll pay a front-end sales charge when you buy Investor A Shares, unless:

     o you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section, When you might not have to pay a sales charge

     o you're reinvesting distributions

        The sales charge you'll pay depends on the amount you're investing -- generally the larger the investment, the smaller the percentage sales charge.

                                                                         Amount
                                                                        retained
                                                                       by selling
                               Sales charge        Sales charge          agents
                               as a % of the      as a % of the      as a % of the
                              offering price     net asset value     offering price
Amount you bought                per share          per share          per share
  $0-$99,999                   3.25%              3.36%                3.00%
  $100,000- $249,999           2.50%              2.56%                2.25%
  $250,000- $499,999           2.00%              2.04%                1.75%
  $500,000- $999,999           1.50%              1.53%                1.25%
  $1,000,000 or more           0.00%              0.00%                1.00%(1)

     (1) 1.00% on the first $3,000,000, 0.50% on the next $47,000,000, 0.25% on amounts over $50,000,000. Stephens pays the amount retained by selling agents on investments of $1,000,000 or more, but may be reimbursed when a CDSC is deducted if the shares are sold within eighteen months from the time they were bought. Please see How selling and servicing agents are paid for more information.


        Contingent deferred sales charge
        If you own or buy $1,000,000 or more of Investor A Shares, there are two situations when you'll pay a CDSC:

        o If you bought your shares before August 1, 1999, and you sell them:
          o during the first year you own them, you'll pay a CDSC of 1.00%
          o during the second year you own them, you'll pay a CDSC of 0.50%

        o If you buy your shares on or after August 1, 1999 and sell them within 18 months of buying them, you'll pay a CDSC of 1.00%.

 The CDSC is calculated from the day your purchase is accepted (the trade date). We deduct the CDSC from the market value or purchase price of the shares, whichever is lower.


 You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


[GRAPHIC]



        About Investor B Shares

        You can buy up to $250,000 of Investor B Shares at a time. You don't pay a sales charge when you buy Investor B Shares, but you may have to pay a CDSC when you sell them.


        Contingent deferred sales charge
        You'll pay a CDSC when you sell your Investor B Shares, unless:

     o you bought the shares on or after January 1, 1996 and before August 1,
       1997

     o you received the shares from reinvested distributions

     o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 18


     The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

If you sell your shares
during the following year:                                  You'll pay a CDSC of:
---------------------------------   ---------------------------------------------------------------------
                                                                                    Shares
                                                                                     you
                                                                                    bought        Shares
                                       Shares                                    on or after       you
                                     you bought    Shares you bought between       1/1/1996       bought
                                        after       8/1/1997 and 11/15/1998       and before      before
                                     11/15/1998    in the following amounts:       8/1/1997      1/1/1996
                                    ------------   --------------------------   -------------   ---------
                                                                    $500,000-
                                                    $0-$499,999     $999,999
 the first year you own them            3.0%            3.0%           2.0%          none       4.0%
 the second year you own them           3.0%            2.0%           1.0%          none       3.0%
 the third year you own them            2.0%            1.0%          none           none       3.0%
 the fourth year you own them           1.0%           none           none           none       2.0%
 the fifth year you own them           none            none           none           none       2.0%
 the sixth year you own them           none            none           none           none       1.0%
 after six years of owning them        none            none           none           none       none


        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.


        Your selling agent receives compensation when you buy Investor B Shares. Please see How selling and servicing agents are paid for more information.

        About the conversion feature
        Investor B Shares generally convert automatically to Investor A Shares according to the following schedule:


                                     Will convert to Investor A Shares
Investor B Shares you bought            after you've owned them for
  after November 15, 1998                       eight years
  between August 1, 1997
  and November 15, 1998
  $ 0-$249,999                                  six years
  $ 250,000-$499,999                            six years
  $ 500,000-$999,999                            five years
  before August 1, 1997                         six years

        The conversion feature allows you to benefit from the lower operating costs of Investor A Shares, which can help increase total returns.

        Here's how the conversion works:

     o We won't convert your shares if you tell your investment professional, selling agent or the transfer agent within 90 days before the conversion date that you don't want your shares to be converted. Remember, it's in your best interest to convert your shares because Investor A Shares have lower expenses.

     o Shares are converted at the end of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares will convert to Investor A Shares at the same time.

     o You'll receive the same dollar value of Investor A Shares as the Investor B Shares that were converted. No sales charge or other charges apply.

     o Investor B Shares that you received from an exchange of Investor B Shares of another Nations Fund will convert based on the day you bought the original shares. Your conversion date may be later if you exchanged to or from a Nations Funds Money Market Fund.

     o Conversions are free from federal tax.

[GRAPHIC]

     About Investor C Shares

     There is no limit to the amount you can invest in Investor C Shares. You don't pay a sales charge when you buy Investor C Shares, but you may pay a CDSC when you sell them.

     Contingent deferred sales charge
     You'll pay a CDSC of 1.00% when you sell Investor C Shares within one year of buying them, unless:

     o you received the shares from reinvested distributions

     o you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver on page 18

        The CDSC is calculated from the trade date of your purchase. We deduct the CDSC from the market value or purchase price of the shares, whichever is lower. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

        Your selling agent receives compensation when you buy Investor C Shares. Please see How selling and servicing agents are paid for more information.

[GRAPHIC]

        Please contact your investment professional for more information about reductions and waivers of sales charges.

        You should tell your investment professional that you may qualify for a reduction or a waiver before buying shares.

        We can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

        When you might not have to pay a sales charge


        Front-end sales charges
        (Investor A Shares)


        There are three ways you can lower the front-end sales charge you pay on Investor A Shares:

     o Combine purchases you've already made

       Rights of accumulation allow you to combine the value of Investor A, Investor B and Investor C Shares you already own with Investor A Shares you're buying in order to calculate the sales charge. The sales charge is based on the total value of the shares you already own, or the original purchase cost, whichever is higher, plus the value of the shares you're buying. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify for rights of accumulation.

     o Combine purchases you plan to make

       By signing a letter of intent, you can combine the value of shares you already own with the value of shares you plan to buy over a 13-month period to calculate the sales charge.

       o You can choose to start the 13-month period up to 90 days before you sign the letter of intent.

       o Each purchase you make will receive the sales charge that applies to the total amount you plan to buy.

       o If you don't buy as much as you planned within the period, you must pay the difference between the charges you've paid and the charges that actually apply to the shares you've bought.

       o Your first purchase must be at least 5% of the minimum amount for the sales charge level that applies to the total amount you plan to buy.

       o If the purchase you've made later qualifies for a reduced sales charge through the 90-day backdating provisions, we'll make an adjustment for the lower charge when the letter of intent expires. Any adjustment will be used to buy additional shares at the reduced sales charge.

     o Combine purchases with family members

       You can receive a quantity discount by combining purchases of Investor A Shares that you, your spouse and children under age 21 make on the same day. Some distributions or payments from the dissolution of certain qualified plans also qualify for the quantity discount. Index Funds and Money Market Funds, except Investor B and Investor C Shares of Nations Reserves Money Market Funds, don't qualify.


      The following investors can buy Investor A Shares without paying a front-end sales charge:

     o full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

     o banks, trust companies and thrift institutions, acting as fiduciaries

     o individuals receiving a distribution from a Bank of America trust or other fiduciary account may use the proceeds of that distribution to buy Investor A Shares without paying a front-end sales charge, as long as the proceeds are invested in the Funds within 90 days

     o Nations Funds' Trustees, Directors and employees of its investment sub-advisers

     o registered broker/dealers that have entered into a Nations Funds dealer agreement with Stephens may buy Investor A Shares without paying a front-end sales charge for their investment account only

     o registered personnel and employees of these broker/dealers and their family members may buy Investor A Shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

     o employees or partners of any service provider to the Funds

     o investors who buy through accounts established with certain fee-based investment advisers or financial planners, including Nations Funds Personal Investment Planner accounts, wrap fee accounts and other managed agency/asset allocation accounts

     o shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at net asset value


     The following plans can buy Investor A Shares without paying a front-end sales charge:

     o pension, profit-sharing or other employee benefit plans established under
       Section 401 or Section 457 of the Internal Revenue Code of 1986, as amended (the tax code)

     o employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must:

      o have at least $500,000 invested in Investor A Shares of Nations Funds (except Money Market Funds), or

      o sign a letter of intent to buy at least $500,000 of Investor A Shares of Nations Funds (except Money Market Funds), or

      o be an employer-sponsored plan with at least 100 eligible participants, or

      o be a participant in an alliance program that has signed an agreement with the Fund or a selling agent


     You can also buy Investor A Shares without paying a sales charge if you buy the shares within 120 days of selling the same Fund. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.


     In addition, you can buy Investor A Shares without paying a sales charge if you buy the shares with proceeds from the redemption of shares of a nonaffiliated mutual fund as long as the redemption of the nonaffiliated fund shares occurred within 45 days prior to the purchase of the Investor A Shares. We must receive a copy of the confirmation of the redemption transaction in order for you to avoid paying the sales charge.


     Contingent deferred sales charges
     (Investor A, Investor B and Investor C Shares)


     You won't pay a CDSC on the following transactions:

     o shares sold following the death or disability (as defined in the tax code) of a shareholder, including a registered joint owner

     o the following retirement plan distributions:

      o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

      o distributions from an IRA or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

      o a tax-free return of an excess contribution to an IRA

      o distributions from a qualified retirement plan that aren't subject to the 10% additional federal withdrawal tax under Section 72(t)(2) of the tax code

     o payments made to pay medical expenses which exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks

     o shares sold under our right to liquidate a shareholder's account, including instances where the aggregate net asset value of Investor A, Investor B or Investor C Shares held in the account is less than the minimum account size

     o if you exchange Investor B or Investor C Shares of a Nations Fund that were bought through an employee benefit plan sponsored by Bank of America for Investor A Shares of a Nations Fund

     o withdrawals made under the Automatic Withdrawal Plan described in Buying, selling and exchanging shares, if the total withdrawals of Investor A, Investor B or Investor C Shares made in a year are less than 12% of the total value of those shares in your account. A CDSC may only apply to Investor A Shares if you bought more than $1,000,000


     We'll also waive the CDSC on the sale of Investor A or Investor C Shares bought before September 30, 1994 by current or retired employees of Bank of America Corporation (and its predecessors) and its affiliates, or by current or former trustees or directors of the Nations Funds or other management companies managed by Bank of America.

     You won't pay a CDSC on the sale of Investor B or Investor C Shares if you reinvest any of the proceeds in the same Fund within 120 days of the sale. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. We'll credit your account with any CDSC paid when you sold the shares. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. PFPC, Stephens or their agents must receive your written request within 120 days after you sell your shares.

[GRAPHIC]

         Buying, selling and exchanging shares


[GRAPHIC]

             When you sell shares of a mutual, fund, the fund is effectively "buying" them back from you. This is called a redemption.

 You can invest in the Fund through your selling agent or directly from Nations Funds.

 We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

 You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in Choosing a share class.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

                        Ways to
                     buy, sell or                How much you can buy,
                       exchange                    sell or exchange                              Other things to know
                  ------------------   ---------------------------------------- ----------------------------------------------------
Buying shares      In a lump sum       minimum initial investment:              There is no limit to the amount you can invest in
                                       o $1,000 for regular accounts            Investor A and C Shares. You can invest up to
                                       o $500 for traditional and Roth IRA      $250,000 in Investor B Shares at a time.
                                       accounts
                                       o $250 for certain fee-based accounts
                                       o no minimum for certain retirement
                                       plan accounts like 401(k) plans and
                                       SEP accounts, but other restrictions
                                       apply
                   Using our           minimum additional investment:
                   Systematic          o $100 for all accounts
                   Investment Plan     minimum initial investment:              You can buy shares monthly, twice a month or
                                       o $100                                   quarterly, using automatic transfers from your
                                       minimum additional investment:           bank account.
                                       o $50
------------------------------------------------------------------------------------------------------------------------------------
Selling shares     In a lump sum       o you can sell up to $50,000 of your     We'll deduct any CDSC from the amount you're
                                       shares by telephone, otherwise there     selling and send you or your selling agent the
                                       are no limits to the amount you can      balance, usually within three business days of
                                       sell                                     receiving your order.
                                       o other restrictions may apply to        If you paid for your shares with a check that
                                       withdrawals from retirement plan         wasn't certified, we'll hold the sale proceeds
                                       accounts                                 when you sell those shares for at least 15 days
                                                                                after the trade date of the purchase, or until the
                                                                                check has cleared.

                    Using our          o minimum $25 per withdrawal             Your account balance must be at least $10,000
                    Automatic                                                   to set up the plan. You can make withdrawals
                    Withdrawal Plan                                             monthly, twice a month or quarterly. We'll send
                                                                                your money by check or deposit it directly to
                                                                                your bank account. No CDSC is deducted if you
                                                                                withdraw 12% or less of the value of your
                                                                                shares in a class.
------------------------------------------------------------------------------------------------------------------------------------
Exchanging shares   In a lump sum      o minimum $1,000 per exchange            You can exchange your Investor A Shares for
                                                                                Investor A Shares of any other Nations Fund,
                                                                                except Index Funds. You won't pay a front-end
                                                                                sales charge, CDSC or redemption fee on the
                                                                                shares you're exchanging.
                                                                                You can exchange your Investor B Shares for:
                                                                                o Investor B Shares of any other Nations Fund,
                                                                                except Nations Funds Money Market Funds
                                                                                o Investor B Shares of Nations Reserves Money
                                                                                Market Funds
                                                                                You won't pay a CDSC on the shares you're
                                                                                exchanging.
                                                                                You can exchange your Investor C Shares for:
                                                                                o Investor C Shares of any other Nations Fund,
                                                                                except Nations Funds Money Market Funds
                                                                                o Investor C Shares of Nations Reserves Money
                                                                                Market Funds
                                                                                If you received Investor C Shares of a Fund from
                                                                                an exchange of Investor A Shares of a Managed
                                                                                Index Fund, you can also exchange these shares
                                                                                for Investor A Shares of an Index Fund.
                                                                                You won't pay a CDSC on the shares you're
                                                                                exchanging.
                     Using our         o minimum $25 per exchange               This feature is not available for Investor B
                     Automatic                                                  Shares. You must already have an investment in
                     Exchange Feature                                           the Funds you want to exchange. You can make
                                                                                exchanges monthly or quarterly.

[GRAPHIC]


             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

 How shares are priced
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.


 Valuing securities in the Fund
 The value of a Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in a Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.


 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

 Telephone orders
 You can place orders to buy, sell or exchange by telephone if you complete the telephone authorization section of our account application and send it to us.


     Here's how telephone orders work:

     o If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

     o Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

     o We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

     o Telephone orders may be difficult to complete during periods of significant economic or market change.

[GRAPHIC]

             The offering price per share is the net asset value per share plus any sales charge that applies.

             The net asset value per share is the price of a share calculated by the Fund every business day.

[GRAPHIC]

        Buying shares





        Here are some general rules for buying shares:

          o You buy Investor A Shares at the offering price per share. You buy Investor B and Investor C Shares at net asset value per share.

          o If we don't receive your money within three business days of receiving your order, we'll refuse the order.

          o Selling agents are responsible for sending orders to us and ensuring we receive your money on time.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        Minimum initial investment
        The minimum initial amount you can buy is usually $1,000.


        If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

          o $500 for traditional and Roth individual retirement accounts (IRAs)


          o $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

          o $100 using our Systematic Investment Plan

          o There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
            IRAs), salary reduction IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this


        Minimum additional investment
        You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

[GRAPHIC]

For more information
about telephone orders,
see page 22.

 Systematic Investment Plan
 You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.


 Here's how the plan works:

  o You can buy shares twice a month, monthly or quarterly.

  o You can choose to have us transfer your money on or about the 15th or the last day of the month.

  o Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.


[GRAPHIC]

        Selling shares

        Here are some general rules for selling shares:

          o We'll deduct any CDSC from the amount you're selling and send you the balance.

          o If you're selling your shares through a selling agent, we'll normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          o If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or wire them to your bank account within three business days after the Fund receives your order.

          o You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

          o If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

          o If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell your shares:

          o if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

          o if your selling agent tells us to sell your shares under arrangements made between the selling agent and its customers

          o under certain other circumstances allowed under the 1940 Act

 Automatic Withdrawal Plan
 The Automatic Withdrawal Plan lets you withdraw $25 or more every month, every quarter or every year. You can contact your investment professional or us to set up the plan.


     Here's how the plan works:

          o Your account balance must be at least $10,000 to set up the plan.

          o If you set up the plan after you've opened your account, your signature must be guaranteed.

          o You can choose to have us transfer your money on or about the 15th or the 25th of the month.

          o You won't pay a CDSC on Investor A, Investor B or Investor C Shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

          o We'll send you a check or deposit the money directly to your bank account.

          o You can cancel the plan by giving your selling agent or us 30 days notice in writing.


 It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.




[GRAPHIC]



             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

[GRAPHIC]

        Exchanging shares

        You can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

        Here's how exchanges work:

          o You must exchange at least $1,000, or $25 if you use our Automatic Exchange Feature.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o You may only make an exchange into a Fund that is legally sold in your state of residence.

          o You generally may only make an exchange into a Fund that is accepting investments.

          o We may limit the number of exchanges you can make within a specified period of time.

          o We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

          o You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.


        Exchanging Investor A Shares
        You can exchange Investor A Shares of the Fund for Investor A Shares of any other Nations Fund, except Index Funds.


        Here are some rules for exchanging Investor A Shares:

          o You won't pay a front-end sales charge on the shares of the Fund you're exchanging.

          o You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

          o You won't pay a redemption fee on the shares you're exchanging. Any redemption fee will be deducted later on when you sell the shares you received from the exchange. Any redemption fee will be paid to the original Fund.


        Exchanging Investor B Shares
        You can exchange Investor B Shares of the Fund for:

          o Investor B Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor B Shares of Nations Reserves Money Market Funds


        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.


        If you received Investor C Shares of a Nations Funds Money Market Fund from an exchange of Investor B Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Investor C Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

        Exchanging Investor C Shares
        You can exchange Investor C Shares of the Fund for:

          o Investor C Shares of any other Nations Fund, except Nations Funds Money Market Funds

          o Investor C Shares of Nations Reserves Money Market Funds


        If you received Investor C Shares of the Fund from an exchange of Investor A Shares of a Managed Index Fund, you can also exchange these shares for Investor A Shares of an Index Fund.


        You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.


        If you received Daily Shares of a Nations Funds Money Market Fund through an exchange of Investor C Shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Daily Shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.


 Automatic Exchange Feature
 The Automatic Exchange Feature lets you exchange $25 or more of Investor A or Investor C Shares every month or every quarter. You can contact your investment professional or us to set up the plan.


     Here's how automatic exchanges work:

          o Send your request to PFPC in writing or call 1.800.321.7854.

          o If you set up your plan to exchange more than $50,000, you must have your signature guaranteed.

          o You must already have an investment in the Funds you want to exchange.

          o You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

          o The rules for making exchanges apply to automatic exchanges.

[GRAPHIC]

         How selling and servicing agents are paid


 Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

 Commissions
 Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Fund. The amount of this commission depends on which share class you choose:

          o up to 4.25% of the offering price per share of Investor A Shares. The commission is paid from the sales charge we deduct when you buy your shares

          o up to 4.00% of the net asset value per share of Investor B Shares. The commission is not deducted from your purchase -- we pay your selling agent directly

          o up to 1.00% of the net asset value per share of Investor C Shares. The commission is not deducted from your purchase -- we pay your selling agent directly


 If you buy Investor B or Investor C Shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.



[GRAPHIC]



             The financial institution or intermediary that buys shares for you is also sometimes referred to as a selling agent.

             The distribution fee is often referred to as a "12b-1" fee because it's paid through a plan approved under Rule 12b-1 under the 1940 Act.

             Your selling agent may charge other fees for services provided to your account.

 Distribution (12b-1) and shareholder servicing fees
 Stephens and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.


     The amount of the fee depends on the class of shares you own:


                                       Maximum annual distribution (12b-1)
                                         and shareholder servicing fees
                                  (as an annual % of average daily net assets)
 Investor A Shares     0.25% combined distribution (12b-1) and shareholder servicing fee
 Investor B Shares     0.75% distribution (12b-1) fee , 0.25% shareholder servicing fee
 Investor C Shares     0.75% distribution (12b-1) fee, 0.25% shareholder servicing fee

 Fees are calculated daily and deducted monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.


 The Fund pays these fees to Stephens and to eligible selling and servicing agents for as long as the plans continue. We may reduce or discontinue payments at any time.

  Other compensation
  Selling and servicing agents may also receive:


  o a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  o additional amounts on all sales of shares:

  o up to 1.00% of the offering price per share of Investor A Shares

  o up to 1.00% of the net asset value per share of Investor B Shares

  o up to 1.00% of the net asset value per share of Investor C Shares

  o non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise


 This compensation, which is not paid by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, Stephens sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BAAI, and certain other selling or servicing agents. Selected selling and servicing agents also may receive compensation for opening a minimum number of accounts.


 BAAI and Stephens may pay amounts from their own assets to selling or servicing agents of the Fund for related services they provide.

[GRAPHIC]

         Distributions and taxes

[GRAPHIC]

             The power of compounding

             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

  About distributions
  A mutual fund can make money two ways:

  o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares distributions on net investment income daily and pays them monthly.


 A distribution is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares of the Fund are eligible to receive distributions from the trade date of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold.


 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.


 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.321.7845.


 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of the Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.



[GRAPHIC]





             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.


[GRAPHIC]



               For more information about
               taxes, please see the SAI.



 How taxes affect your investment
 Distributions that come from net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain. Corporate shareholders won't be able to deduct any distributions from the Fund when determining their taxable income.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.


 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding


 The IRS may also impose penalties against you if you don't give us a correct
 TIN.


 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.


 Taxation of redemptions and exchanges
 Your redemptions (including redemptions paid in securities or other property) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]

         Terms used in this prospectus

 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.


 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.


 Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.


 Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.


 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.


 Fixed income security - an intermediate to long-term debt security that matures in more than one year.


 Foreign security - a debt or equity security issued by a foreign company or government.


 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.


 High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board of Trustees. Please see the SAI for more information about credit ratings.

 Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.


 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.


 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


 Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


 Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.


 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.


 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

[GRAPHIC]

         Where to find more information

 You'll find more information about Nations Kansas Municipal Income Fund in the following documents:

        Annual and semi-annual reports

        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.



[GRAPHIC]



        Statement of Additional Information

        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.


        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:


        By telephone: 1.800.321.7854


        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255


        On the Internet: www.nations-funds.com


        Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:

                                                            [Nations Funds logo]





Nations Funds Trust, 811-09645


KANPROIX

[GRAPHIC]

State Municipal Bond Fund

Prospectus   --   Primary A Shares

                                                                  July 14, 2000
State Municipal Bond Fund
Nations Kansas Municipal Income Fund

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------
    NOT FDIC
    INSURED
-----------------
 May Lose Value
-----------------
No Bank Guarantee
-----------------

[NATIONS FUNDS LOGO]

An overview of the Fund
--------------------------------------------------------------------------------

[GRAPHIC]
             Terms used in this prospectus

             In this prospectus, we, us and our refer to the Nations Funds family (Nations Funds or Nations Funds Family). Some other important terms we've used may be new to you. These are printed in italics where they first appear in a section and are described in Terms used in this prospectus.

[GRAPHIC]
               You'll find Terms used
               in this prospectus on
               page 16.

             Your investment in the Fund is not a bank deposit and is not insured or guaranteed by Bank of America, N. A. (Bank of America), the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Your investment may lose money.

             Affiliates of Bank of America are paid for the services they provide to the Fund.

 This booklet, which is called a prospectus, tells you about one of the Nations Funds -- Nations Kansas Municipal Income Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

 About the Fund
 Nations Kansas Municipal Income Fund invests most of its assets in securities issued by the state of Kansas and is generally intended for investment by residents of that state.

 The Fund focuses on the potential to earn income that is free from federal and state income tax by investing primarily in municipal securities.

 Municipal securities also have the potential to increase in value because when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of municipal securities. There's always a risk that you'll lose money or you may not earn as much as you expect.

 Because Nations Kansas Municipal Income Fund invests primarily in securities issued by the state of Kansas, the Fund is considered to be non-diversified. This means the value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.

 Is this Fund right for you?
 Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

 Nations Kansas Municipal Income Fund may be suitable for you if:

  o you're looking for income

  o you want to reduce taxes on your investment

  o you have longer-term investment goals


 It may not be suitable for you if:

  o you're not prepared to accept or are unable to bear the risks associated with fixed income securities

 You'll find a discussion of the Fund's principal investments, strategies and risks in the Fund description that starts on page 5.

 For more information
 If you have any questions about the Fund, please call us at 1.800.765.2668 or contact your investment professional.

 You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

What's inside
--------------------------------------------------------------------------------

[GRAPHIC]
             Banc of America Advisors, Inc.

             Banc of America Advisors, Inc. (BAAI) is the investment adviser to the Fund. BAAI is responsible for the overall management and supervision of the investment management of the Fund. BAAI and Nations Funds have engaged a sub-adviser, which is responsible for the day-to-day investment decisions for the Fund.

[GRAPHIC]
               You'll find more about
               BAAI and the sub-adviser
               starting on page 9.

[GRAPHIC]
About the Fund

State Municipal Bond Fund
Nations Kansas Municipal Income Fund                               5
Sub-adviser: Banc of America Capital Management, Inc.
--------------------------------------------------------------------
Other important information                                        8
--------------------------------------------------------------------
How the Fund is managed                                            9

[GRAPHIC]
About your investment

Information for investors
  Buying, selling and exchanging shares                           11
  Distributions and taxes                                         14
--------------------------------------------------------------------
Terms used in this prospectus                                     16
--------------------------------------------------------------------
Where to find more information                            back cover

About the State Municipal Bond Fund
--------------------------------------------------------------------------------

[GRAPHIC]
             About the sub-adviser

             Banc of America Capital Management, Inc. (BACAP) is this Fund's sub-adviser. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
               You'll find more about
               BACAP on page 10.

[GRAPHIC]
             This Fund at a glance

     o Who should consider investing: Residents of Kansas

     o Duration: 3 to 8 years

     o Income potential: Moderate

     o Risk potential: Moderate

[GRAPHIC]
             Duration

             Duration is a measure used to estimate how much the Fund's portfolio will fluctuate in response to a change in interest rates.

Nations Kansas Municipal Income Fund

[GRAPHIC]
        Investment objective
        The Fund seeks high current income exempt from federal and Kansas state income taxes consistent with moderate fluctuation of principal.

[GRAPHIC]
        Principal investment strategies
        The Fund normally invests at least 80% of its assets in investment grade intermediate-term municipal securities. The Fund also normally invests at least 80% of its assets in securities that pay interest that is free from federal income tax and Kansas state income tax.

 The Fund may invest up to 20% of its assets in debt securities that are taxable, including securities that are subject to the federal alternative minimum tax.

 The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

 Normally, the Fund's average dollar-weighted maturity will be between three and 10 years, and its duration will be between three and eight years.

 When selecting individual investments, the portfolio management team:

  o looks at a security's potential to generate both income and price appreciation

  o allocates assets among revenue bonds, general obligation bonds, insured bonds and pre-refunded bonds (bonds that are repaid before their maturity date), based on how they have performed in the past, and on how they are expected to perform under current market conditions. The team may change the allocations when market conditions change

  o selects securities using credit and structure analysis. Credit analysis evaluates the creditworthiness of individual issuers. The team may invest in securities with lower credit ratings if it believes that the potential for a higher yield is substantial compared with the risk involved, and that the credit quality is stable or improving. Structure analysis evaluates the characteristics of a security, including its call features, coupons, and expected timing of cash flows

    The team also considers other factors. It reviews public policy issues that may affect the municipal bond market. Securities with different coupon rates may also represent good investment opportunities based on supply and demand conditions for bonds

  o tries to maintain a duration that is similar to the duration of the Fund's benchmark. This can help manage interest rate risk

 The team may sell a security when it believes the security is overvalued, there is a deterioration in the security's credit rating or in the issuer's financial situation, when other investments are more attractive, or for other reasons.

[GRAPHIC]
               You'll find more about
               other risks of investing
               in this Fund starting on
               page 8 and in the SAI.

[GRAPHIC]
        Risks and other things to consider

        Nations Kansas Municipal Income Fund has the following risks:
        o Investment strategy risk - The Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments.
        o Interest rate risk - The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.
        o Credit risk - The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations.
        o Changing distribution levels - The level of monthly income distributions paid by the Fund depends on the amount of income paid by the securities the Fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.
        o Holding cash - The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.
        o Tax considerations - Most of the distributions paid by the Fund come from interest on municipal securities, and are generally free from federal income tax and Kansas state income tax, but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income paid by other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes.
        o State specific risk - State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. For example, the state's economy relies significantly on its agricultural resources. Adverse conditions affecting the resources and the state's agricultural industry could have a significant impact on Kansas municipal securities.

[GRAPHIC]
        A look at the Fund's performance

        Because the Fund has not been in operation for a full calendar year, no performance information is included in the prospectus.

[GRAPHIC]
             There are two kinds of fees --
             shareholder fees you pay directly, and annual fund operating expenses that are deducted from a fund's assets.

             Total net expenses are actual expenses paid by the Fund after waivers and/or reimbursements.

[GRAPHIC]
        What it costs to invest in the Fund

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees                                            Primary A
(Fees paid directly from your investment)                    Shares

        Maximum sales charge (load) imposed on purchases      none
        Maximum deferred sales charge (load)                  none
        Annual Fund operating expenses
        (Expenses that are deducted from the Fund's assets)
        Management fees                                        0.50%
        Other expenses                                         0.39%
                                                             ------
        Total annual Fund operating expenses                   0.89%
        Fee waivers and/or reimbursements                     (0.29)%
                                                             ------
        Total net expenses(1)                                  0.60%
                                                             ======

        (1) The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2001. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

[GRAPHIC]
             This is an example only. Your actual costs could be higher or lower, depending on the amount you invest, and on the Fund's actual expenses and performance.

        Example
        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        This example assumes:

           o you invest $10,000 in Primary A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

           o you reinvest all dividends and distributions in the Fund

           o your investment has a 5% return each year

           o the Fund's operating expenses remain the same as shown in the table above

           o the waivers and/or reimbursements shown above expire July 31, 2001 and are not reflected in the 3, 5 and 10 year examples

        Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year     3 years     5 years     10 years

  Primary A Shares     $61        $255        $465        $1,069

[GRAPHIC]
         Other important information

 You'll find specific information about the Fund's principal investments, strategies and risks in the descriptions starting on page 5. The following are some other risks and information you should consider before you invest:

     o Changing investment objectives and policies - The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

     o Holding other kinds of investments - The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The team can also choose not to invest in specific securities described in this prospectus and in the SAI.

     o Investing defensively - The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

     o Portfolio turnover - A fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading. The annual portfolio turnover rate for Nations Kansas Municipal Income Fund is expected to be no more than 50%.

[GRAPHIC]
         How the Fund is managed

[GRAPHIC]
             Banc of America Advisors, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Investment adviser
 BAAI is the investment adviser to over 60 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

 BAAI is a registered investment adviser. It's a wholly-owned subsidiary of Bank of America, which is owned by Bank of America Corporation.

 Nations Funds pay BAAI an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. BAAI uses part of this money to pay the investment sub-adviser for the services it provides to the Fund.

 BAAI has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2001. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that BAAI will continue to waive and/or reimburse any fees and/or expenses after this date.

     The following chart shows the maximum advisory fees BAAI can receive:

     Annual investment advisory fee, as a % of average daily net assets

                                            Maximum
                                            advisory
                                              fee

  Nations Kansas Municipal Income Fund     0.50%

 Investment sub-adviser
 Nations Funds and BAAI have engaged an investment sub-adviser to provide day-to-day portfolio management for the Fund. This sub-adviser functions under the supervision of BAAI and the Board of Trustees of Nations Funds.

[GRAPHIC]
             Banc of America Capital Management, Inc.

             One Bank of America Plaza
             Charlotte, North Carolina 28255

 Banc of America Capital Management, Inc.
 BACAP, the successor to TradeStreet Investment Associates, Inc., is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

 Currently managing more than $120 billion, BACAP has over 200 institutional clients and is sub-adviser to more than 50 mutual funds in the Nations Funds Family. BACAP takes a team approach to investment management. Each team has access to the latest technology and analytical resources.

 BACAP is the investment sub-adviser to Nations Kansas Municipal Income Fund. BACAP's Municipal Fixed Income Management Team makes the day-to-day investment decisions for the Fund.

[GRAPHIC]
             Stephens Inc.

             111 Center Street
             Little Rock, Arkansas 72201

 Other service providers
 The Fund is distributed and co-administered by Stephens Inc. (Stephens), a registered broker/dealer.

 BAAI is also co-administrator of the Fund, and assists in overseeing the administrative operations of the Fund. The Fund pays BAAI and Stephens a combined fee of 0.22% for their services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly.

 BAAI may pay amounts from its own assets to Stephens or to selling or servicing agents of the Funds for services they provide.

[GRAPHIC]
             PFPC Inc.

             400 Bellevue Parkway
             Wilmington, Delaware 19809

 PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

About your investment
--------------------------------------------------------------------------------

[GRAPHIC]
             When you sell shares of a mutual fund, the fund is effectively "buying" them back from you. This is called a redemption.

[GRAPHIC]
             A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes.

             The NYSE is closed on weekends and on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

[GRAPHIC]
         Buying, selling and exchanging shares

 This prospectus offers Primary A Shares of the Fund. Here are some general rules about this class of shares:

    o Primary A Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

    o Bank of America and certain of its affiliates

    o certain other financial institutions and intermediaries, including financial planners and investment advisers

    o institutional investors

    o charitable foundations

    o endowments

    o other Funds in Nations Funds Family

    o The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Primary A Class Shares.

    o There is no minimum amount for additional investments.

    o There are no sales charges for buying, selling or exchanging these shares.

 You'll find more information about buying, selling and exchanging Primary A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

 The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.765.2668 if you have any questions or you need help placing an order.

 How shares are priced
 All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

 Valuing securities in a Fund
 The value of the Fund's assets is based on the total market value of all of the securities it holds. The prices reported on stock exchanges and securities markets around the world are usually used to value securities in the Fund. If prices aren't readily available, we'll base the price of a security on its fair value. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

 How orders are processed
 Orders to buy, sell or exchange shares are processed on business days. Orders received by Stephens, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

[GRAPHIC]
        Buying shares

        Here are some general rules for buying shares:

          o Investors buy Primary A Shares at net asset value per share.

          o If we don't receive payment within three business days of receiving an order, we'll refuse the order. We'll return any payment received for orders that we refuse.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for ensuring that we receive payment on time.

          o Shares purchased are recorded on the books of the Fund. We don't issue certificates.

          o Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

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        Selling shares

        Here are some general rules for selling shares:

          o We normally send the sale proceeds by federal funds wire within three business days after Stephens, PFPC or their agents receive the order.

          o If shares were paid for with a check that wasn't certified, we'll hold the sale proceeds when those shares are sold for at least 15 days after the trade date of the purchase, or until the check has cleared.

          o Financial institutions and intermediaries are responsible for sending us orders for their clients and for depositing the sale proceeds to their accounts on time.

          o Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay investors in securities or other property when they sell shares.

          o We can delay payment of the sale proceeds for up to seven days.

          o Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

        We may sell shares:

          o if the value of an investor's account falls below $500. We'll provide 60 days notice in writing if we're going to do this

          o if a financial institution or intermediary tells us to sell the shares for a client under arrangements it has made with its clients

          o under certain other circumstances allowed under the 1940 Act

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             You should make sure you understand the investment objectives and policies of the Fund you're exchanging into. Please read its prospectus carefully.

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        Exchanging shares

        Investors can sell shares of the Fund to buy shares of another Nations Fund. This is called an exchange, and may be appropriate if investment goals or tolerance for risk change.

        Here's how exchanges work:

          o Investors can exchange Primary A Shares of the Fund for Primary A Shares of any other Nations Fund. In some cases, the only Money Market Fund option is Trust Class Shares of Nations Reserves Money Market Funds.

          o The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

          o Exchanges can only be made into a Fund that is legally sold in the investor's state of residence.

          o Exchanges can generally only be made into a Fund that is accepting investments.

          o We may limit the number of exchanges that can be made within a specified period of time.

          o We may change or cancel the right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

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         Distributions and taxes

[GRAPHIC]
             The power of compounding
             Reinvesting your distributions buys you more shares of the Fund -- which lets you take advantage of the potential for compound growth.

             Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions.

  About distributions
  A mutual fund can make money two ways:

     o It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

     o A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

 A mutual fund is not subject to income tax as long as it distributes its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any income tax. When the Fund makes this kind of a payment, it's split equally among all shares, and is called a distribution.

 The Fund distributes any net realized capital gain at least once a year. The Fund declares distributions on net investment income daily and pays them monthly.

 A distribution is paid based on the number of shares you hold on the record date, which is usually the day before the distribution is declared. Shares of the Fund are eligible to receive distributions from the trade date of the purchase, as long as it's at least one day before a distribution is declared, up to the day before the shares are sold.

 Different share classes of the Fund usually pay different distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

 We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at 1.800.765.2668.

 We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll pay any distribution that applies to those shares in cash within five business days after the sale was made.

 If you buy shares of a Fund shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. Some Funds have built up, or have the potential to build up, high levels of unrealized capital gain.

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             This information is a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. You should consult with your own tax advisor about your situation, including any foreign, state and local taxes that may apply.

[GRAPHIC]
               For more information about
               taxes, please see the SAI.

 How taxes affect your investment
 Distributions that come from net investment income, net foreign currency gain and any excess of net short-term capital gain over net long-term capital loss, generally are taxable to you as ordinary income.

 Distributions that come from net capital gain (generally the excess of net long-term capital gain over net short-term capital loss) generally are taxable to you as net capital gain.

 In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. However, any distributions declared in October, November or December of one year and distributed in January of the following year will be taxable as if they had been paid to you on December 31 of the first year.

 We'll send you a notice every year that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to these distributions.

 Withholding tax
 We're required by federal law to withhold tax of 31% on any distributions and redemption proceeds paid to you (including amounts deemed to be paid for "in kind" redemptions and exchanges) if:

  o you haven't given us a correct Taxpayer Identification Number (TIN) and haven't certified that the TIN is correct and withholding doesn't apply

  o the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  o the IRS informs us that you are otherwise subject to backup withholding

 The IRS may also impose penalties against you if you don't give us a correct
 TIN.

 Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

 We're also normally required by federal law to withhold tax on distributions paid to foreign shareholders.

 Taxation of redemptions and exchanges
 Your redemptions (including redemptions paid in securities or other property) and exchanges of Fund shares will usually result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them.

[GRAPHIC]
         Terms used in this prospectus

 Average dollar-weighted maturity - the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

 Capital gain or loss - the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

 Common stock - a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

 Debt security - when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as treasury bills. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

 Duration - a security's or portfolio's sensitivity to changes in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

 Equity security - an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

 Fixed income security - an intermediate to long-term debt security that matures in more than one year.

 Foreign security - a debt or equity security issued by a foreign company or government.

 Fundamental analysis - a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

 High quality - includes municipal securities that are rated in the top two highest short-term debt categories according to NRSROs such as S&P and Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board of Trustees. Please see the SAI for more information about credit ratings.

 Investment grade - a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

 Money market instrument - a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

 Municipal security (obligation) - a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

 Non-diversified - a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

 Pre-refunded bond - a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

 Trade date - the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

 U.S. government obligations - a wide range of debt securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities.

[GRAPHIC]
         Where to find more information

 You'll find more information about Nations Kansas Municipal Income Fund in the following documents:

        Annual and semi-annual reports
        The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

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        Statement of Additional Information
        The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

        You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

        By telephone: 1.800.765.2668

        By mail:
        Nations Funds
        c/o Stephens Inc.
        One Bank of America Plaza
        33rd Floor
        Charlotte, NC 28255

        On the Internet: www.nations-funds.com


        Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645


KANPROPA                                                    [NATIONS FUNDS LOGO]